TRADE AND OTHER RECEIVABLES - NET - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	Rp 8,634	Rp 8,510
Gross or Cost
Trade and other receivables
Trade receivables	16,202	16,312
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,568)	(7,802)	Rp (8,360)
Related parties
Trade and other receivables
Trade receivables	2,009	1,378
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	3,376	2,778
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	3,369	2,777
Related parties | Gross or Cost | United States Dollar
Trade and other receivables
Trade receivables	7	1
Related parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	(1,367)	(1,400)
Third parties
Trade and other receivables
Trade receivables	6,625	7,132
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	12,826	13,534
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	11,345	11,838
Third parties | Gross or Cost | United States Dollar
Trade and other receivables
Trade receivables	1,352	1,606
Third parties | Gross or Cost | Singapore Dollar
Trade and other receivables
Trade receivables	89	56
Third parties | Gross or Cost | Others, Currency
Trade and other receivables
Trade receivables	40	34
Third parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	Rp (6,201)	Rp (6,402)